Consolidated Statements of Changes in Equity - BRL (R$) R$ in Millions		Issued capital [member]	Capital reserve [member]	Net income reserves [member]	Retained earnings [member]	Carrying value adjustments [member]		Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Beginning balance at Dec. 31, 2015		R$ 57,614.1	R$ 54,373.6	R$ 8,201.2		R$ (71,857.0)		R$ 48,331.9	R$ 2,001.8	R$ 50,333.7
Statement Line Items [Line Items]
Net Income					12,546.6			12,546.6	536.8	13,083.4
Comprehensive income:
Gains/(losses) on translation of foreign operations						(3,728.8)		(3,728.8)	(398.9)	(4,127.7)
Cash flow hedges						(1,076.7)		(1,076.7)	3.4	(1,073.3)
Actuarial gains/(losses)						(130.7)		(130.7)	1.1	(129.6)
Total comprehensive income					12,546.6	(4,936.2)		7,610.4	142.4	7,752.8
Gains/(losses) of controlling interest´s share (ii)						(2.8)		(2.8)	37.6	34.8
Dividends distributed					(5,651.8)			(5,651.8)	(355.5)	(6,007.3)
Interest on shareholder´s equity				(2,039.2)	(3,454.2)			(5,493.4)		(5,493.4)
Purchase of shares and result on treasury shares			94.8					94.8		94.8
Share-based payments			61.5					61.5		61.5
Prescribed/(complement) dividends					21.6			21.6		21.6
Reversal effect revaluation of property, plant and equipment under the predecessor basis accounting					75.9	(75.9)
Fiscal incentive reserve				1,819.5	(1,819.5)
Investments reserve				1,718.6	(1,718.6)
Beginning balance at Dec. 31, 2015		57,614.1	54,373.6	8,201.2		(71,857.0)		48,331.9	2,001.8	50,333.7
Comprehensive income:
Net Income					12,546.6			12,546.6	536.8	13,083.4
Options granted on subsidiary						(144.1)		(144.1)		(144.1)
Exchange transaction of shareholdings						(3.1)		(3.1)		(3.1)
Final balance at Dec. 31, 2016		57,614.1	54,529.9	9,700.1		(77,019.1)		44,825.0	1,826.3	46,651.3
Statement Line Items [Line Items]
Net Income					7,332.0			7,332.0	518.5	7,850.5
Comprehensive income:
Gains/(losses) on translation of foreign operations						1,928.6		1,928.6	23.7	1,952.3
Cash flow hedges						513.4		513.4	0.3	513.7
Actuarial gains/(losses)						117.7		117.7	6.9	124.6
Total comprehensive income					7,332.0	2,559.7		9,891.7	549.4	10,441.1
Capital increase
Gains/(losses) of controlling interest´s share (ii)						(12.1)		(12.1)	29.5	17.4
Tax on fictitious dividends						(38.7)		(38.7)		(38.7)
Dividends distributed					(3,612.8)			(3,612.8)	(431.2)	(4,044.0)
Interest on shareholder´s equity				(3,770.1)	(1,099.6)			(4,869.7)		(4,869.7)
Purchase of shares and result on treasury shares			13.7					13.7		13.7
Share-based payments			157.4					157.4		157.4
Prescribed/(complement) dividends					34.7			34.7		34.7
Reversal effect revaluation of property, plant and equipment under the predecessor basis accounting					75.9	(75.9)
Fiscal incentive reserve				1,552.3	(1,552.3)
Investments reserve				1,177.9	(1,177.9)
Beginning balance at Dec. 31, 2016		57,614.1	54,529.9	9,700.1		(77,019.1)		44,825.0	1,826.3	46,651.3
Comprehensive income:
Net Income					7,332.0			7,332.0	518.5	7,850.5
Options granted on subsidiary						(380.4)		(380.4)		(380.4)
Final balance at Dec. 31, 2017		57,614.1	54,701.0	8,660.2	(355.4)	(74,966.5)		45,653.4	1,974.0	47,627.4
Statement Line Items [Line Items]
Balance, before impact		57,614.1	54,701.0	8,660.2		(74,966.5)		46,008.8	1,974.0	47,982.8
Impact of the adoption of IFRS 15 (i)	[1]				(355.4)			(355.4)		(355.4)
Net Income					11,024.7			11,024.7	352.7	11,377.4
Comprehensive income:
Gains/(losses) on translation of foreign operations						1,643.5		1,643.5	122.9	1,766.4
Cash flow hedges						495.9		495.9	(2.2)	493.7
Actuarial gains/(losses)						24.8		24.8	0.9	25.7
Total comprehensive income					11,024.7	2,164.2		13,188.9	474.3	13,663.2
Capital increase		96.1	(89.9)					6.2	96.9	103.1
Effect of application of IAS 29 (hyperinflation) (iii)	[2]		(8.2)		3,544.1	258.2		3,794.1	(2.4)	3,791.7
Gains/(losses) of controlling interest´s share (ii)	[3]					1,042.5	[4]	1,042.5	(1,088.6)	(46.1)
Tax on fictitious dividends						(7.4)		(7.4)		(7.4)
Dividends distributed					(2,515.1)			(2,515.1)	(247.4)	(2,762.5)
Interest on shareholder´s equity					(5,030.5)			(5,030.5)		(5,030.5)
Purchase of shares and result on treasury shares			12.3					12.3		12.3
Share-based payments			166.1					166.1		166.1
Prescribed/(complement) dividends					30.1			30.1		30.1
Reversal effect revaluation of property, plant and equipment under the predecessor basis accounting					75.9	(75.9)
Fiscal incentive reserve				1,331.5	(1,331.5)
Investments reserve				5,442.3	(5,442.3)
Beginning balance at Dec. 31, 2017		57,614.1	54,701.0	8,660.2	(355.4)	(74,966.5)		45,653.4	1,974.0	47,627.4
Comprehensive income:
Net Income					11,024.7			11,024.7	352.7	11,377.4
Final balance at Dec. 31, 2018		R$ 57,710.2	R$ 54,781.3	R$ 15,434.0		R$ (71,584.9)		R$ 56,340.6	R$ 1,206.8	R$ 57,547.4

[1]	As described in Note 3 - Summary of significant account policies.
[2]	As described in Note 1 (b) Application of inflation accounting and Financial Reporting in Hyperinflationary Economies. These effects did not contains the impact refers of income for the period, which is reflects in the income statement as net income, by the amount of R$(291.8) attributable to equity holders of Ambev and R$(292.4) to non-controlling interests.
[3]	Of these amount, R$1,035.2 refers to renegotiation of shareholders agreement from Tenedora, as described in Note 1 (b).
[4]	Of these amount, R$1,035.2 refers to renegotiation of shareholders agreement from Tenedora, as described in Note 1 (b).